Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward	$ 21,500,000	$ 21,500,000
Net operating loss carryforward, expiration year		Will expire in the year 2029, if unused.
Federal statutory tax rate	35.00%
Predecessor
Schedule Of Income Taxes [Line Items]
Federal statutory tax rate			35.00%	35.00%	35.00%
Unrecognized tax benefits				0
Income taxes paid			$ 0	$ 4,200,000	$ 4,800,000